INITIAL PUBLIC OFFERING (Details) - Aurora Acquisition Corp - $ / shares			12 Months Ended
	Mar. 10, 2021	Mar. 08, 2021	Dec. 31, 2022	Dec. 31, 2021
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units sold				24,300,287
Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units sold	24,300,287	22,000,000
Purchase price, in dollars per unit		$ 10.00
Initial Public Offering | Class A ordinary share
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares issued per unit	1
Initial Public Offering | Public Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares issued per unit	0.25
Number of shares per warrant			1
Exercise price of warrants (in dollars per share)			$ 11.50
Over-allotment Option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units sold	2,300,287	3,300,000	3,300,000
Purchase price, in dollars per unit	$ 10.00	$ 10.00
Underwriter Option Period	45 days